United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06028

                     AllianceBernstein New Europe Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2003

                   Date of reporting period: January 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
European Large Cap
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein New Europe Fund


Semi-Annual Report--January 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 22, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein New Europe Fund (the "Fund") for the semi-annual reporting period ended January 31, 2004.

Investment Objective and Policies

The Fund seeks long-term capital appreciation through investments primarily in equity securities of companies based in Europe.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Standard & Poor's (S&P)/Citigroup PMI Europe Growth Index, for the six- and 12-month periods ended January 31, 2004. In addition, performance data for the Lipper European Region Funds Average (the "Lipper Average") is also included. Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

INVESTMENT RESULTS*
Periods Ended January 31, 2004

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
New Europe Fund
   Class A                     19.04%             37.93%
------------------------------------------------------------
   Class B                     18.55%             36.74%
------------------------------------------------------------
   Class C                     18.68%             36.84%
------------------------------------------------------------
S&P/Citigroup PMI
Europe Growth Index            23.31%             44.01%
------------------------------------------------------------
Lipper European
Region Funds Average           25.28%             47.09%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2004. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged S&P/Citigroup PMI Europe Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index includes those stocks falling within the top 80% of the cumulative available capital level of all developed countries in the European region of the Global S&P/Citigroup Broad Market Index. For the six- and 12-month periods ended January 31, 2004, the Lipper European Region Funds Average consisted of 146 and 144 funds, respectively. Those funds have generally similar investment objectives to AllianceBernstein New Europe Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 1
index or average, and its results are not indicative of the performance for any specific investment, including AllianceBernstein New Europe Fund.

Additional investment results appear on pages 4-6.

For the six- and 12-month periods ended January 31, 2004, the Fund posted strong returns; however, it underperformed its benchmark, the S&P/Citigroup PMI Europe Growth Index, as well as its Lipper peer group, as represented by the Lipper Average. Generally speaking, high quality and large capitalization stocks underperformed during this time frame. This backdrop was largely unfavorable given the Fund's large-cap growth investment style. More specifically, the Fund's primary detractors during both periods were stock and currency selection.

Stock selection was negative as a result of the Fund's bias towards higher quality stocks and large capitalization stocks. Both groups of securities meaningfully underperformed the benchmark as investors embraced risk and a pending economic recovery. Currency detracted from relative returns, as the Fund was underweight in euro-denominated assets during a period when the euro appreciated strongly versus the U.S. dollar.

Market Review and Investment Strategy

European equities rose continuously during the six-month period ended January 31, 2004, as global economic conditions improved and corporate profits began to surprise on the upside. The reduction in risk aversion led investors to favor the most aggressive compartments of the equity markets in the form of emerging markets, smaller-capitalization companies, and those companies with highly volatile fundamentals. In the currency markets, the euro and the pound accelerated their gains against the U.S. dollar as investors favored the relatively higher interest rates and fiscal position of countries in the European markets.

At the beginning of the period under review, we increased the Fund's exposure to companies that we believed were leveraged to an improving environment in both the real economy and capital markets. This led us to purchase high quality industrial cyclicals and select brokerage stocks. Conversely, we sold positions in stable growth stocks in the health care sector, as their relative growth looked less attractive in an improving environment. In each case, we focused on market leaders with positive earnings revisions, superior balance sheets and attractive multiples.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
January 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
4/2/90
Class B Shares
3/5/91
Class C Shares
5/3/93


PORTFOLIO STATISTICS
Net Assets ($mil): $156.5


SECTOR BREAKDOWN
     31.0%   Finance
     14.6%   Health Care
     13.5%   Consumer Services
     13.4%   Consumer Staples
      6.1%   Technology
      5.9%   Consumer Manufacturing              [PIE CHART OMITTED]
      4.7%   Energy
      4.2%   Multi-Industry
      3.2%   Utilities
      2.7%   Capital Goods
      0.7%   Basic-Industry


All data as of January 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 3

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004

                         Without Sales Charge    With Sales Charge
-------------------------------------------------------------------------------
          1 Year                37.93%                 32.10%
         5 Years                -2.25%                 -3.09%
        10 Years                 6.53%                  6.07%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

-------------------------------------------------------------------------------
          1 Year                                       25.23%
         5 Years                                       -2.69%
        10 Years                                        6.67%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class A shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares.

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: Substantially all of the Fund's assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004

                          Without Sales Charge    With Sales Charge
-------------------------------------------------------------------------------
          1 Year                36.74%                 32.74%
         5 Years                -3.07%                 -3.07%
        10 Years(a)              5.90%                  5.90%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

-------------------------------------------------------------------------------
          1 Year                                       25.78%
         5 Years                                       -2.64%
        10 Years                                        6.50%(a)

(a) Assumes the conversion of Class B shares into Class A shares after 8 years.

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class B shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: Substantially all of the Fund's assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 5

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004

                         Without Sales Charge    With Sales Charge
-------------------------------------------------------------------------------
          1 Year                36.84%                 35.84%
         5 Years                -3.02%                 -3.02%
        10 Years                 5.75%                  5.75%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

-------------------------------------------------------------------------------
          1 Year                                       28.79%
         5 Years                                       -2.61%
        10 Years                                        6.34%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class C shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: Substantially all of the Fund's assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                           Ten Largest Holdings
-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
January 31, 2004 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

Total, SA                                        $  6,709,718           4.3%
-------------------------------------------------------------------------------
Vodafone Group Plc.                                 6,596,728           4.2
-------------------------------------------------------------------------------
BNP Paribas, SA                                     6,310,562           4.0
-------------------------------------------------------------------------------
HSBC Holdings Plc.                                  6,301,590           4.0
-------------------------------------------------------------------------------
Tesco Plc.                                          5,961,883           3.8
-------------------------------------------------------------------------------
SAP AG                                              5,653,940           3.6
-------------------------------------------------------------------------------
Credit Suisse Group                                 5,546,041           3.6
-------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc.                   5,370,611           3.4
-------------------------------------------------------------------------------
Reckitt Benckiser Plc.                              5,270,300           3.4
-------------------------------------------------------------------------------
Carnival Plc.                                       5,247,079           3.4
-------------------------------------------------------------------------------
                                                 $ 58,968,452          37.7%


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 7

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
January 31, 2004 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-99.0%

Finland-1.2%
Nokia Oyj                                              91,072     $   1,879,231
                                                                  -------------
France-22.2%
BNP Paribas, SA                                       101,595         6,310,562
Essilor International, SA                              39,782         2,198,744
France Telecom, SA(a)                                 123,031         3,639,148
L'Oreal, SA                                            49,538         3,917,081
LVMH Moet Hennessy Louis Vuitton, SA                   67,646         4,865,712
Sanofi-Synthelabo, SA                                  40,481         2,876,557
Schneider Electric, SA                                 65,106         4,213,902
Total, SA                                              38,170         6,709,718
                                                                  -------------
                                                                     34,731,424
                                                                  -------------
Germany-11.9%
Altana AG                                              42,375         2,397,860
Bayerische Motoren Werke (BMW) AG                      59,839         2,646,428
E.ON AG                                                19,876         1,270,399
Porsche AG pfd.                                         4,053         2,311,080
SAP AG                                                 34,372         5,653,940
Siemens AG                                             53,263         4,307,570
                                                                  -------------
                                                                     18,587,277
                                                                  -------------
Hungary-0.8%
OTP Bank Rt.(a)                                        91,981         1,284,080
                                                                  -------------
Ireland-4.7%
Allied Irish Banks Plc.                                91,174         1,535,877
Anglo Irish Bank Corp. Plc.                            91,983         1,550,648
CRH Plc.                                              201,095         4,224,454
                                                                  -------------
                                                                      7,310,979
                                                                  -------------
Italy-3.0%
Alleanza Assicurazioni SpA                             83,139           958,470
UniCredito Italiano SpA                               684,992         3,701,694
                                                                  -------------
                                                                      4,660,164
                                                                  -------------
Netherlands-2.6%
ABN AMRO Holding NV                                    93,273         2,234,028
ASML Holding NV(a)                                     98,266         1,887,289
                                                                  -------------
                                                                      4,121,317
                                                                  -------------
Norway-0.5%
Orkla ASA                                              33,863           738,861
                                                                  -------------
Russia-1.0%
Mobile Telesystems (ADR)                               10,800         1,045,656
YUKOS (ADR)                                            14,600           597,432
                                                                  -------------
                                                                      1,643,088
                                                                  -------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Switzerland-13.7%
Alcon, Inc.                                            26,400     $   1,689,864
Credit Suisse Group                                   147,008         5,546,041
Novartis AG                                            51,419         2,311,081
Roche Holding AG-Genusschein                           31,437         3,180,115
Swiss Reinsurance Co.                                  47,439         3,443,882
UBS AG                                                 73,021         5,228,614
                                                                  -------------
                                                                     21,399,597
                                                                  -------------
United Kingdom-37.4%
AstraZeneca Plc.                                      100,385         4,754,483
BAA Plc.                                              100,748           943,515
British Sky Broadcasting Group Plc.(a)                107,463         1,451,410
Bunzl Plc                                             127,369         1,008,510
Carnival Plc.                                         114,892         5,247,079
GUS Plc.                                              163,756         2,168,490
HBOS Plc.                                             210,515         2,785,766
Hilton Group Plc.                                     528,780         2,187,288
HSBC Holdings Plc.                                    409,216         6,301,590
Reckitt Benckiser Plc.                                225,674         5,270,300
Royal Bank of Scotland Group Plc.                     182,130         5,370,611
Smith & Nephew Plc.                                   363,353         3,168,046
Standard Chartered Plc.                               249,671         4,071,958
Tesco Plc.                                          1,373,308         5,961,883
Vodafone Group Plc.                                 2,635,717         6,596,728
WPP Group Plc.                                        119,857         1,323,187
                                                                  -------------
                                                                     58,610,844
                                                                  -------------
Total Investments-99.0%
  (cost $117,161,927)                                               154,966,862
Other assets less liabilities-1.0%                                    1,554,831
                                                                  -------------
Net Assets-100%                                                   $ 156,521,693
                                                                  =============


(a)  Non-income producing security.

Glossary:

ADR-American Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 9

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
January 31, 2004 (unaudited)


ASSETS
Investments in securities, at value (cost $117,161,927)           $ 154,966,862
Cash                                                                  1,327,045
Foreign cash, at value (cost $910,093)                                  913,293
Receivable for investment securities sold and foreign
  currency contracts                                                  2,907,912
Dividends receivable                                                    281,339
Receivable for capital stock sold                                       183,079
                                                                  -------------
Total assets                                                        160,579,530
                                                                  -------------
LIABILITIES
Payable for investment securities purchased and foreign
  currency contracts                                                  3,126,424
Payable for capital stock redeemed                                      336,672
Advisory fee payable                                                    105,668
Distribution fee payable                                                 90,931
Accrued expenses                                                        398,142
                                                                  -------------
Total liabilities                                                     4,057,837
                                                                  -------------
Net Assets                                                        $ 156,521,693
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $     112,971
Additional paid-in capital                                          218,297,149
Accumulated net investment loss                                      (1,458,950)
Accumulated net realized loss on investment and
  foreign currency transactions                                     (98,265,017)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities                37,835,540
                                                                  -------------
                                                                  $ 156,521,693
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price per share
  ($74,240,024/5,055,163 shares of capital
  stock issued and outstanding)                                          $14.69
Sales charge--4.25% of public offering price                                .65
                                                                         ------
Maximum offering price                                                   $15.34
                                                                         ======
CLASS B SHARES
Net asset value and offering price per share
  ($60,280,235/4,599,803 shares of capital
  stock issued and outstanding)                                          $13.10
                                                                         ======
CLASS C SHARES
Net asset value and offering price per share
  ($18,350,827/1,395,769 shares of capital
  stock issued and outstanding)                                          $13.15
                                                                         ======
ADVISOR CLASS SHARES
Net asset value, redemption and offering price
  per share ($3,650,607/246,411 shares of capital
  stock issued and outstanding)                                          $14.82
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $81,699)                                             $    688,283

EXPENSES
Advisory fee                                      $    813,357
Distribution fee--Class A                              109,566
Distribution fee--Class B                              298,607
Distribution fee--Class C                               95,344
Transfer agency                                        487,841
Custodian                                              115,389
Audit and legal                                         75,706
Printing                                                66,757
Administrative                                          65,500
Registration                                            39,045
Directors' fees                                         30,793
Miscellaneous                                           24,723
                                                  ------------
Total expenses                                       2,222,628
Less: expenses waived by the Adviser and
  the Transfer Agent (see Note B)                      (75,327)
Less: expense offset arrangement
  (see Note B)                                             (68)
                                                  ------------
Net expenses                                                          2,147,233
                                                                   ------------
Net investment loss                                                  (1,458,950)
                                                                   ------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain on:
  Investment transactions                                            12,224,515
  Foreign currency transactions                                          32,292
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        15,770,619
  Foreign currency denominated
    assets and liabilities                                               13,142
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                              28,040,568
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $ 26,581,618
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 11

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months
                                                     Ended
                                                  January 31,      Year Ended
                                                      2004           July 31,
                                                  (unaudited)          2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                              $  (1,458,950)   $  (1,527,620)
Net realized gain (loss) on investment and
  foreign currency transactions                     12,256,807      (29,506,727)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated assets
  and liabilities                                   15,783,761       36,275,491
                                                 -------------    -------------
Net increase in net assets from
  operations                                        26,581,618        5,241,144

CAPITAL STOCK TRANSACTIONS
Net decrease                                       (20,571,393)     (39,462,507)
                                                 -------------    -------------
Total increase (decrease)                            6,010,225      (34,221,363)

NET ASSETS
Beginning of period                                150,511,468      184,732,831
                                                 -------------    -------------
End of period                                    $ 156,521,693    $ 150,511,468
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein New Europe Fund, Inc. (the "Fund"), formerly Alliance New Europe Fund, Inc. is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 13

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee equal to the annualized rate of 1.10% of the Fund's average daily net assets up to $100 million, .95 of 1% of the next $100 million of the Fund's average daily net assets and .80 of 1% of the Fund's average daily net assets over $200 million. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. For the six months ended January 31, 2004, such waiver amounted to $42,418. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 15

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Pursuant to the advisory agreement, the Fund paid $65,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $346,484 for the six months ended January 31, 2004. During the period, AGIS agreed to waive a portion of its fees for such services. Such waiver amounted to $32,909.

For the six months ended January 31, 2004, the Fund's expenses were reduced by $68 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $741 from the sales of Class A shares and received $1,280, $26,044 and $2,280in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2004, amounted to $378,240, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to the Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $5,214,536 and $1,187,549 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $  60,203,449    $  83,653,449
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:


Gross unrealized appreciation                                      $ 38,514,635
Gross unrealized depreciation                                          (709,700)
                                                                   ------------
Net unrealized appreciation                                        $ 37,804,935
                                                                   ============

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 17

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE E

Capital Stock

There are 12,000,000,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                  Six Months
                        Ended          Year          Ended           Year
                     January 31,      Ended       January 31,        Ended
                         2004        July 31,         2004          July 31,
                     (unaudited)       2003       (unaudited)         2003
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,034,621    15,542,158    $ 12,994,345   $ 171,821,750
-------------------------------------------------------------------------------
Shares converted
  from Class B            69,842       232,927         947,014       2,412,260
-------------------------------------------------------------------------------
Shares redeemed       (1,751,365)  (16,931,720)    (22,719,015)   (188,327,796)
-------------------------------------------------------------------------------
Net decrease            (646,902)   (1,156,635)   $ (8,777,656)  $ (14,093,786)
===============================================================================

CLASS B
Shares sold              224,721     1,496,664    $  2,600,320   $  14,968,222
-------------------------------------------------------------------------------
Shares converted
  to Class A             (77,930)     (218,122)       (947,014)     (2,412,260)
-------------------------------------------------------------------------------
Shares redeemed         (783,264)   (2,952,704)     (9,290,719)    (29,502,468)
-------------------------------------------------------------------------------
Net decrease            (636,473)   (1,674,162)   $ (7,637,413)  $ (16,946,506)
===============================================================================

CLASS C
Shares sold              933,961     7,882,363    $ 10,431,900   $  78,376,624
-------------------------------------------------------------------------------
Shares redeemed       (1,255,046)   (8,487,703)    (14,368,596)    (85,223,164)
-------------------------------------------------------------------------------
Net decrease            (321,085)     (605,340)   $ (3,936,696)  $  (6,846,540)
===============================================================================

ADVISOR CLASS
Shares sold              206,424       976,543    $  2,605,167   $  11,084,443
-------------------------------------------------------------------------------
Shares redeemed         (224,763)   (1,098,786)     (2,824,795)    (12,660,118)
-------------------------------------------------------------------------------
Net decrease             (18,339)     (122,243)   $   (219,628)  $  (1,575,675)
===============================================================================


NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies, the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

The Fund has invested approximately 37% of its net assets in United Kingdom equity securities. Political, social or economic changes in this market may have a greater impact on the value of the Fund's portfolio due to this concentration.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2004.

NOTE H

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2004 will be determined at the end of the current fiscal year. As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                          $ (106,907,727)(a)
Unrealized appreciation/(depreciation)                            18,437,682(b)
                                                              --------------
Total accumulated earnings/(deficit)                          $  (88,470,045)
                                                              ==============


(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $91,825,128 of which $334,573 expires in the year 2009, $57,252,259 expires in the year 2010 and $34,238,296 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003 post October capital losses of $15,082,599.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net investment loss, and the tax treatment of foreign currency gains resulted in a net decrease in accumulated net investment loss, a net increase in accumulated net realized loss on investment and foreign currency transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 19

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 21

                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class A
                                            ----------------------------------------------------------------------------
                                             Six Months
                                               Ended
                                             January 31,                        Year Ended July 31,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $12.34       $11.84       $14.62       $21.11       $18.57       $21.85

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)(a)                                     (.10)(b)     (.06)        (.08)        (.04)        (.10)         .07
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  2.45          .56        (2.70)       (4.82)        3.55         (.79)
Net increase (decrease) in
  net asset value from
  operations                                    2.35          .50        (2.78)       (4.86)        3.45         (.72)

LESS: DISTRIBUTIONS
Distributions from net realized
  gain on investment and
  foreign currency
  transactions                                    -0-          -0-          -0-       (1.50)        (.91)       (2.56)
Distributions in excess of net
  realized gain on investment
  and foreign currency
  transactions                                    -0-          -0-          -0-        (.13)          -0-          -0-
Total distributions                               -0-          -0-          -0-       (1.63)        (.91)       (2.56)
Net asset value,
  end of period                               $14.69       $12.34       $11.84       $14.62       $21.11       $18.57

TOTAL RETURN
Total investment return based
  on net asset value(c)                        19.04%        4.22%      (19.02)%     (24.45)%      18.89%       (2.87)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $74,240      $70,339      $81,213     $125,402     $170,815     $125,729
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      2.38%(d)     2.54%        2.10%        1.79%        1.65%(e)     1.80%(e)
  Expenses, before
    waivers/reimbursements                      2.46%(d)     2.54%        2.10%        1.79%        1.65%(e)     1.80%(e)
  Net investment
    income (loss)                              (1.50)%(d)    (.57)%       (.60)%       (.23)%       (.46)%        .39%
Portfolio turnover rate                           40%          63%          63%          84%         103%          89%



See footnote summary on page 26.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Class B
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            January 31,                      Year Ended July 31,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $11.05       $10.71       $13.33       $19.56       $17.39       $20.76

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.14)(b)     (.14)        (.18)        (.16)        (.23)        (.06)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  2.19          .48        (2.44)       (4.44)        3.31         (.75)
Net increase (decrease) in
  net asset value from
  operations                                    2.05          .34        (2.62)       (4.60)        3.08         (.81)

LESS: DISTRIBUTIONS
Distributions from net realized
  gain on investment and
  foreign currency
  transactions                                    -0-          -0-          -0-       (1.50)        (.91)       (2.56)
Distributions in excess of net
  realized gain on investment
  and foreign currency
  transactions                                    -0-          -0-          -0-        (.13)          -0-          -0-
Total distributions                               -0-          -0-          -0-       (1.63)        (.91)       (2.56)
Net asset value,
  end of period                               $13.10       $11.05       $10.71       $13.33       $19.56       $17.39

TOTAL RETURN
Total investment return based
  on net asset value(c)                        18.55%        3.18%      (19.66)%     (25.10)%      18.01%       (3.52)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $60,280      $57,859      $73,986     $121,639     $181,285     $144,570
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      3.16%(d)     3.35%        2.88%        2.54%        2.38%(e)     2.50%(e)
  Expenses, before
    waivers/reimbursements                      3.24%(d)     3.35%        2.88%        2.54%        2.38%(e)     2.50%(e)
  Net investment loss                          (2.29)%(d)   (1.38)%      (1.41)%       (.98)%      (1.18)%       (.34)%
Portfolio turnover rate                           40%          63%          63%          84%         103%          89%



See footnote summary on page 26.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 23

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class C
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            January 31,                        Year Ended July 31,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $11.08       $10.73       $13.35       $19.58       $17.41       $20.77

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                          (.13)(b)     (.14)        (.17)        (.15)        (.23)        (.05)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  2.20          .49        (2.45)       (4.45)        3.31         (.75)
Net increase (decrease) in
  net asset value from
  operations                                    2.07          .35        (2.62)       (4.60)        3.08         (.80)

LESS: DISTRIBUTIONS
Distributions from net realized
  gain on investment and
  foreign currency
  transactions                                    -0-          -0-          -0-       (1.50)        (.91)       (2.56)
Distributions in excess of net
  realized gain on investment
  and foreign currency
  transactions                                    -0-          -0-          -0-        (.13)          -0-          -0-
Total distributions                               -0-          -0-          -0-       (1.63)        (.91)       (2.56)
Net asset value,
  end of period                               $13.15       $11.08       $10.73       $13.35       $19.58       $17.41

TOTAL RETURN
Total investment return based
  on net asset value(c)                        18.68%        3.26%      (19.63)%     (25.07)%      17.99%       (3.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $18,351      $19,024      $24,924      $41,203      $60,984      $45,845
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      3.12%(d)     3.27%        2.84%        2.51%        2.36%(e)     2.50%(e)
  Expenses, before
    waivers/reimbursements                      3.19%(d)     3.27%        2.84%        2.51%        2.36%(e)     2.50%(e)
  Net investment loss                          (2.21)%(d)   (1.33)%      (1.36)%       (.95)%      (1.18)%       (.28)%
Portfolio turnover rate                           40%          63%          63%          84%         103%          89%



See footnote summary on page 26.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                            Advisor Class
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                             January 31,                      Year Ended July 31,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $12.42       $11.91       $14.68       $21.18       $18.58       $21.79

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)(a)                                     (.08)(b)     (.04)        (.05)          -0-        (.01)         .13
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                  2.48          .55        (2.72)       (4.87)        3.52         (.78)
Net increase (decrease) in
  net asset value from
  operations                                    2.40          .51        (2.77)       (4.87)        3.51         (.65)

LESS: DISTRIBUTIONS
Distributions from net realized
  gain on investment and
  foreign currency
  transactions                                    -0-          -0-          -0-       (1.50)        (.91)       (2.56)
Distributions in excess of net
  realized gain on investment
  and foreign currency
  transactions                                    -0-          -0-          -0-        (.13)          -0-          -0-
Total distributions                               -0-          -0-          -0-       (1.63)        (.91)       (2.56)
Net asset value,
  end of period                               $14.82       $12.42       $11.91       $14.68       $21.18       $18.58

TOTAL RETURN
Total investment return based
  on net asset value(c)                        19.32%        4.28%      (18.87)%     (24.42)%      19.21%       (2.54)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                             $3,651       $3,289       $4,610       $5,729       $9,196       $4,778
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                      2.08%(d)     2.25%        1.80%        1.48%        1.34%(e)     1.51%(e)
  Expenses, before
    waivers/reimbursements                      2.16%(d)     2.25%        1.80%        1.48%        1.34%(e)     1.51%(e)
  Net investment
    income (loss)                              (1.14)%(d)    (.33)%       (.36)%        .02%        (.06)%        .68%
Portfolio turnover rate                           40%          63%          63%          84%         103%          89%



See footnote summary on page 26.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 25

                                                           Financial Highlights
-------------------------------------------------------------------------------

(a)  Based on average shares outstanding.

(b)  Net of expenses waived by the Adviser and Transfer Agent.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:


                    Year Ended July 31,
                  ----------------------
                     2000       1999
                  ----------------------
Class A              1.64%      1.78%
Class B              2.36%      2.49%
Class C              2.35%      2.49%
Advisor Class        1.33%      1.50%



_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN NEW EUROPE FUND

                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr., Chairman
David H. Dievler(1)
John H. Dobkin(1)
Alan J. Stoga(1)


OFFICERS

Marc O. Mayer, President
Thomas J. Bardong, Vice President
Stephen M. Beinhacker(2), Vice President
Russell Brody, Vice President
Mark D. Gersten, Treasurer & Chief Financial Officer
Mark R. Manley, Secretary
Vincent S. Noto, Controller


Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1)  Member of the Audit Committee.

(2) Mr. Beinhacker is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN NEW EUROPE FUND o 27

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Series
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Global Research Growth Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN NEW EUROPE FUND

ALLIANCEBERNSTEIN NEW EUROPE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


EURSR0104



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this Item.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein New Europe Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  March 31, 2004